S000070685 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	8.64%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		27.06%	10.03%	8.67%	[2]
Performance Inception Date				Sep. 29, 2016
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.07%	8.57%	7.47%	[2]
Performance Inception Date				Sep. 29, 2016
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.45%	7.51%	6.63%	[2]
Performance Inception Date				Sep. 29, 2016

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares of the Fund’s predecessor fund commenced operations on September 29, 2016.